Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Tax Provision

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$(1,063)	$349	$(3,567)
State	2,590	2,521	1,868
Current income tax provision (benefit)	1,527	2,870	(1,699)
Deferred:
Federal	(42,382)	(40,161)	(41,210)
State	(1,010)	606	2,763
Deferred income tax provision (benefit)	(43,392)	(39,555)	(38,447)
Total income tax provision (benefit)	$(41,865)	$(36,685)	$(40,146)

Reconciliation Between Federal Statutory Rate And Effective Income Tax Rate

	Year Ended December 31,
	2014	2013	2012
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	1.00	(1.89)	(2.95)
Other	0.79	(0.10)	(1.02)
Domestic production activities	—	—	2.85
Change in tax status	(1.23)	—	—
Effective income tax rate	35.56%	33.01%	33.88%

Significant Components Of Deferred Tax Assets (Liabilities)

	2014	2013
Deferred tax assets and (liabilities):
Depreciation and amortization	$(636,550)	$(327,142)
Investment in partnership	—	(307,077)
Accounts receivable	2,503	738
Fair value of interest rate swap	967	632
Accruals and reserves	17,756	4,122
Capital and net operating losses	203,962	182,182
Debt discount and interest	451	1,249
Equity compensation	8,675	6,960
Valuation allowance	(15,468)	(7,012)
Tax receivable agreement obligation to related parties	21,381	13,484
Other	1,989	1,918
Net deferred tax assets and (liabilities)	$(394,334)	$(429,946)
Reported as:
Current deferred tax assets	$18,893	$6,317
Non-current deferred tax liabilities	(413,227)	(436,263)
Net deferred tax assets and (liabilities)	$(394,334)	$(429,946)

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefit

	Year Ended December 31,
	2014	2013	2012
Unrecognized benefit from prior years	$11,366	$11,021	$9,911
Decreases from prior period tax positions	(38)	(216)	—
Increases from prior period tax positions		—	—
Increases from current period tax positions	331	561	1,461
Decreases from settlements with taxing authorities	(1,347)	—	(351)
Ending unrecognized benefit	$10,312	$11,366	$11,021